					Remittance Dates:
			November 23, 2022 through December 22, 2022

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		April 29, 2022 through April 28, 2023
		Remittance Dates:	November 23, 2022 through December 22, 2022

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00328	per kWh	$1,354,481.87	$1,348,595.27
2	Small General Service	$0.00307	per kWh	$129,965.61	$129,748.82
3	General Service	$0.00232	per kWh	$587,423.65	$586,863.22
4	Large General Service	$0.00140	per kWh	$144,281.89	$144,178.46
5	Large Industrial Power Service	$0.05233	per kW	$111,971.01	$111,971.01
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby Service	$0.00917	per kW	$3,675.49	$3,675.49
8	Maintenance Service	$0.00688	per kW	$-	$-
9	Street and Outdoor Lighting	$0.01100	per kWh	$82,121.84	$81,937.21
10	Total			$2,413,921.36	$2,406,969.48

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$-	$-	$-	$-
14	Small General Service	$-	$-	$-	$-
15	General Service	$-	$-	$-	$-
16	Large General Service	$-	$-	$-	$-
17	Large Industrial Power Service	$-	$-	$-	$-
18	Economic As-Available Service	$-	$-	$-	$-
19	Standby Service	$-	$-	$-	$-
20	Maintenance Service	$-	$-	$-	$-
21	Street and Outdoor Lighting	$-	$-	$-	$-
22	Total	$-	$-	$-	$-
	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,406,969.48
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,406,969.48

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of December 2022.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Kevin J. Marino
	Name: Kevin J. Marino
	Title: Assistant Treasurer

					Remittance Dates:
				December 23, 2022 through January 23, 2023

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2022 through April 28, 2023
		Remittance Dates:	December 23, 2022 through January 23, 2023

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00328	per kWh	$1,516,970.93	$1,510,378.16
2	Small General Service	$0.00307	per kWh	$133,585.45	$133,362.61
3	General Service	$0.00232	per kWh	$555,533.10	$555,003.12
4	Large General Service	$0.00140	per kWh	$141,925.80	$141,824.05
5	Large Industrial Power Service	$0.05233	per kW	$118,646.28	$118,646.28
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby Service	$0.00917	per kW	$3,741.24	$3,741.24
8	Maintenance Service	$0.00688	per kW	$-	$-
9	Street and Outdoor Lighting	$0.01100	per kWh	$81,932.66	$81,748.47
10	Total			$2,552,335.46	$2,544,703.93

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$-	$-	$-	$-
14	Small General Service	$-	$-	$-	$-
15	General Service	$-	$-	$-	$-
16	Large General Service	$-	$-	$-	$-
17	Large Industrial Power Service	$-	$-	$-	$-
18	Economic As-Available Service	$-	$-	$-	$-
19	Standby Service	$-	$-	$-	$-
20	Maintenance Service	$-	$-	$-	$-
21	Street and Outdoor Lighting	$-	$-	$-	$-
22	Total	$-	$-	$-	$-
	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,544,703.93
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,544,703.93

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of January 2023.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Kevin J. Marino
	Name: Kevin J. Marino
	Title: Assistant Treasurer

					Remittance Dates:
				January 25, 2023 through February 22, 2023

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2022 through April 28, 2023
		Remittance Dates:	January 25, 2023 through February 22, 2023

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00328	per kWh	$1,804,235.28	$1,796,394.07
2	Small General Service	$0.00307	per kWh	$151,488.70	$151,236.00
3	General Service	$0.00232	per kWh	$600,119.13	$599,546.64
4	Large General Service	$0.00140	per kWh	$142,291.70	$142,189.70
5	Large Industrial Power Service	$0.05233	per kW	$114,887.28	$114,887.28
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby Service	$0.00917	per kW	$3,703.23	$3,703.23
8	Maintenance Service	$0.00688	per kW	$-	$-
9	Street and Outdoor Lighting	$0.01100	per kWh	$80,865.36	$80,683.58
10	Total			$2,897,590.68	$2,888,640.50

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$-	$-	$-	$-
14	Small General Service	$-	$-	$-	$-
15	General Service	$-	$-	$-	$-
16	Large General Service	$-	$-	$-	$-
17	Large Industrial Power Service	$-	$-	$-	$-
18	Economic As-Available Service	$-	$-	$-	$-
19	Standby Service	$-	$-	$-	$-
20	Maintenance Service	$-	$-	$-	$-
21	Street and Outdoor Lighting	$-	$-	$-	$-
22	Total	$-	$-	$-	$-
	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,888,640.50
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,888,640.50

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of February 2023.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Kevin J. Marino
	Name: Kevin J. Marino Title: Assistant Treasurer

					Remittance Dates:
				February 23, 2023 through March 22, 2023

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2022 through April 28, 2023
		Remittance Dates:	February 23, 2023 through March 22, 2023

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00328	per kWh	$1,545,522.86	$1,538,806.03
2	Small General Service	$0.00307	per kWh	$137,706.70	$137,477.02
3	General Service	$0.00232	per kWh	$540,224.90	$539,709.51
4	Large General Service	$0.00140	per kWh	$134,735.27	$134,638.67
5	Large Industrial Power Service	$0.05233	per kW	$113,573.87	$113,573.87
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby Service	$0.00917	per kW	$3,128.00	$3,128.00
8	Maintenance Service	$0.00688	per kW	$-	$-
9	Street and Outdoor Lighting	$0.01100	per kWh	$82,090.71	$81,906.19
10	Total			$2,556,982.31	$2,549,239.29

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$-	$-	$-	$-
14	Small General Service	$-	$-	$-	$-
15	General Service	$-	$-	$-	$-
16	Large General Service	$-	$-	$-	$-
17	Large Industrial Power Service	$-	$-	$-	$-
18	Economic As-Available Service	$-	$-	$-	$-
19	Standby Service	$-	$-	$-	$-
20	Maintenance Service	$-	$-	$-	$-
21	Street and Outdoor Lighting	$-	$-	$-	$-
22	Total	$-	$-	$-	$-
	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,549,239.29
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,549,239.29

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 9th day of March, 2023.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Kevin J. Marino
	Name: Kevin J. Marino Title: Assistant Treasurer

					Remittance Dates:
			March 23, 2023 through April 24, 2023

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2022 through April 28, 2023
		Remittance Dates:	March 23, 2023 through April 24, 2023

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00328	per kWh	$1,324,824.12	$1,319,066.43
2	Small General Service	$0.00307	per kWh	$135,068.79	$134,843.09
3	General Service	$0.00232	per kWh	$555,458.19	$554,928.12
4	Large General Service	$0.00140	per kWh	$144,901.78	$144,797.69
5	Large Industrial Power Service	$0.05233	per kW	$113,689.63	$113,689.63
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby Service	$0.00917	per kW	$3,142.19	$3,142.19
8	Maintenance Service	$0.00688	per kW	$-	$-
9	Street and Outdoor Lighting	$0.01100	per kWh	$81,515.91	$81,332.88
10	Total			$2,358,600.61	$2,351,800.03

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$-	$-	$-	$-
14	Small General Service	$-	$-	$-	$-
15	General Service	$-	$-	$-	$-
16	Large General Service	$-	$-	$-	$-
17	Large Industrial Power Service	$-	$-	$-	$-
18	Economic As-Available Service	$-	$-	$-	$-
19	Standby Service	$-	$-	$-	$-
20	Maintenance Service	$-	$-	$-	$-
21	Street and Outdoor Lighting	$-	$-	$-	$-
22	Total	$-	$-	$-	$-
	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,351,800.03
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,351,800.03

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 11th day of April 2023.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Kevin J. Marino
	Name: Kevin J. Marino
	Title: Assistant Treasurer

					Remittance Dates:
				April 24, 2023 through May 22, 2023

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING II, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated April 1, 2022 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding II, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	April 29, 2022 through April 28, 2023
		Remittance Dates:	April 24, 2023 through May 22, 2023

Line	SRC Customer Class	a. SRCs in Effect		b. SRCs Billed	c. Estimated SRC
No.					Payments Received

1	Residential Service	$0.00328	per kWh	$873,400.78	$869,580.53
2	Small General Service	$0.00307	per kWh	$82,404.89	$82,241.57
3	General Service	$0.00232	per kWh	$421,154.51	$420,747.68
4	Large General Service	$0.00140	per kWh	$126,256.17	$126,141.03
5	Large Industrial Power Service	$0.05233	per kW	$87,346.59	$87,346.59
6	Economic As-Available Service	$0.00000	per kWh	$-	$-
7	Standby Service	$0.00917	per kW	$3,365.68	$3,365.68
8	Maintenance Service	$0.00688	per kW	$-	$-
9	Street and Outdoor Lighting	$0.01100	per kWh	$74,343.28	$74,199.43
10	Total			$1,668,271.90	$1,663,622.51

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	SRC Customer Class	d. Estimated SRC	e. Actual SRC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$-	$-	$-	$-
14	Small General Service	$-	$-	$-	$-
15	General Service	$-	$-	$-	$-
16	Large General Service	$-	$-	$-	$-
17	Large Industrial Power Service	$-	$-	$-	$-
18	Economic As-Available Service	$-	$-	$-	$-
19	Standby Service	$-	$-	$-	$-
20	Maintenance Service	$-	$-	$-	$-
21	Street and Outdoor Lighting	$-	$-	$-	$-
22	Total	$-	$-	$-	$-
	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$1,663,622.51
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$1,663,622.51

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 25th day of May 2023.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Kevin J. Marino
	Name: Kevin J. Marino
	Title: Assistant Treasurer